Segmented and Geographic Information and Major Customers (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Revenue	$ 30,596	$ 22,326	$ 81,070	$ 76,391
Cost of sales	(20,138)	(20,265)	(64,756)	(62,865)
Depletion and amortization (Note 7)	(3,704)	(5,914)	(15,710)	(18,618)
Care and maintenance costs	(956)	(734)	(1,584)	(3,197)
Corporate general and administrative	(5,933)	(1,671)	(18,521)	(5,036)
Exploration costs	(1,709)	(932)	(3,907)	(2,848)
Accretion on decommissioning provision	(157)	(157)	(471)	(469)
Interest and financing expense	(1,710)	(4,419)	(3,565)	(8,030)
Foreign exchange gain (loss)	(1,877)	1,173	1,107	161
Gain on disposal of assets	1	0	967	0
Loss on metals contract liability	(12,316)	(5,330)	(26,889)	(10,044)
Other gain on derivatives	2,916	178	3,625	(566)
Fair value loss on royalty payable	(19)	(216)	(300)	(729)
Income (loss) before income taxes	(15,006)	(15,961)	(48,934)	(35,850)
Income tax expense	(702)	(198)	(795)	(469)
Net income (loss) for the year	(15,708)	(16,159)	(49,729)	(36,319)
Galena Complex [Member]
Statement [Line Items]
Revenue	17,497	9,627	44,635	35,297
Cost of sales	(11,948)	(10,839)	(33,975)	(29,960)
Depletion and amortization (Note 7)	(2,142)	(2,769)	(9,424)	(9,018)
Care and maintenance costs	(216)	(175)	(445)	(445)
Corporate general and administrative	0	0	0	0
Exploration costs	(715)	(788)	(1,617)	(2,286)
Accretion on decommissioning provision	(60)	(56)	(178)	(165)
Interest and financing expense	(76)	(119)	(268)	(317)
Foreign exchange gain (loss)	0	0	0	0
Gain on disposal of assets	0	0	0	0
Loss on metals contract liability	0	0	0	0
Other gain on derivatives	0	0	0	0
Fair value loss on royalty payable	0	0	0	0
Income (loss) before income taxes	2,340	(5,119)	(1,272)	(6,894)
Income tax expense	0	0	0	0
Net income (loss) for the year	2,340	(5,119)	(1,272)	(6,894)
Cosala Operations [Member]
Statement [Line Items]
Revenue	13,099	12,699	36,435	41,094
Cost of sales	(8,190)	(9,426)	(30,781)	(32,905)
Depletion and amortization (Note 7)	(707)	(2,243)	(3,607)	(6,892)
Care and maintenance costs	0	0	0	0
Corporate general and administrative	0	0	0	0
Exploration costs	(962)	(112)	(2,203)	(486)
Accretion on decommissioning provision	(54)	(59)	(162)	(182)
Interest and financing expense	(34)	(796)	(128)	(965)
Foreign exchange gain (loss)	(367)	475	(844)	1,042
Loss on metals contract liability	0	0	0	0
Other gain on derivatives	0	0	0	0
Fair value loss on royalty payable	0	0	0	0
Income (loss) before income taxes	2,785	538	(1,290)	706
Income tax expense	(702)	(198)	(795)	(469)
Net income (loss) for the year	2,083	340	(2,085)	237
Gain on disposal of assets	0	0	0	0
Relief Canyon [Member]
Statement [Line Items]
Revenue	0	0	0	0
Cost of sales	0	0	0	0
Depletion and amortization (Note 7)	(797)	(862)	(2,506)	(2,589)
Care and maintenance costs	(740)	(559)	(1,139)	(2,752)
Corporate general and administrative	0	0	0	0
Exploration costs	(32)	(32)	(87)	(76)
Accretion on decommissioning provision	(43)	(42)	(131)	(122)
Interest and financing expense	(44)	(12)	(131)	(41)
Foreign exchange gain (loss)	0	0	0	0
Gain on disposal of assets	1	0	967	0
Loss on metals contract liability	0	0	0	0
Other gain on derivatives	0	0	0	0
Fair value loss on royalty payable	0	0	0	0
Income (loss) before income taxes	(1,567)	(1,483)	(2,765)	(5,498)
Income tax expense	0	0	0	0
Net income (loss) for the year	(1,567)	(1,483)	(2,765)	(5,498)
Corporate and Other [Member]
Statement [Line Items]
Revenue	0	0	0	0
Cost of sales	0	0	0	0
Depletion and amortization (Note 7)	(58)	(40)	(173)	(119)
Care and maintenance costs	0	0	0	0
Corporate general and administrative	(5,933)	(1,671)	(18,521)	(5,036)
Exploration costs	0	0	0	0
Accretion on decommissioning provision	0	0	0	0
Interest and financing expense	(1,644)	(3,516)	(3,300)	(6,789)
Foreign exchange gain (loss)	(1,510)	698	1,951	(881)
Gain on disposal of assets	0	0	0	0
Loss on metals contract liability	(12,316)	(5,330)	(26,889)	(10,044)
Other gain on derivatives	2,916	178	3,625	(566)
Fair value loss on royalty payable	(19)	(216)	(300)	(729)
Income (loss) before income taxes	(18,564)	(9,897)	(43,607)	(24,164)
Income tax expense	0	0	0	0
Net income (loss) for the year	$ (18,564)	$ (9,897)	$ (43,607)	$ (24,164)